Prepayments and other current assets	12 Months Ended
Dec. 31, 2025
Prepayments and other current assets

Note 5: Prepayments and other current assets

Prepayment and other current assets mainly represent deposits paid for purchases and services, rental and utilities deposits, and prepaid expenses.

	December 31,
	2025	2024
	US$’000	US$’000

Deposits paid	73	78
Prepayments	98	70
Other receivables	192	118
Income tax recoverable	25	2
Other tax recoverable	-	3
	388	271

ZHEJIANG TIANLAN [Member]
Prepayments and other current assets
5.	Prepayments and other current assets

Prepayments and other current assets mainly represent deposits paid for bidding projects, purchases, services and finance leases and prepaid expenses.

	December 31,
	2025	2024
	RMB’000	RMB’000

Prepayments	26,084	21,462
Deposits paid for bidding projects and temporary payments	6,472	7,610
Other current assets	1,275	1,716

	33,831	30,788